Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease liabilities [abstract]
Payments of lease liabilities, inclusive of interest paid	$ 34,615	$ 43,069	$ 26,924